Document and Entity Information Document	Nov. 18, 2025
Cover [Abstract]
Entity Registrant Name	BLUE OWL CAPITAL CORPORATION
Amendment Flag	false
Entity Central Index Key	0001655888
Document Type	8-K
Document Period End Date	Nov. 18, 2025
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01190
Entity Tax Identification Number	47-5402460
Entity Address, Address Line One	399 Park Avenue,37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OBDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false